Fair Value Measurements Significant Unobservable Inputs (Detail) (Recurring, Level 3, Contingent Value Rights, USD $)	6 Months Ended
Jun. 30, 2013
Recurring | Level 3 | Contingent Value Rights
Observable assumptions:
Price per share of Class A common stock	$ 49.91
Remaining term of CVRs	3 years 0 months 10 days
Unobservable assumptions:
Expected price volatility of Class A common stock	37.00%
Dividend yield rate	4.40%
Fair Value Inputs, Discount Rate	5.00%